World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	168,058,187.76	16,131
Yield Supplement Overcollateralization Amount 04/30/16	1,201,168.17	0
Receivables Balance 04/30/16	169,259,355.93	16,131
Principal Payments	9,725,770.74	370
Defaulted Receivables	238,732.30	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	1,074,759.67	0
Pool Balance at 05/31/16	158,220,093.22	15,744

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	16.94%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.56%
Weighted Average APR, Yield Adjusted	4.32%
Weighted Average Remaining Term	28.54

Delinquent Receivables:
Past Due 31-60 days	3,203,238.04	228
Past Due 61-90 days	606,133.79	53
Past Due 91-120 days	178,024.04	19
Past Due 121+ days	0.00	0
Total	3,987,395.87	300

Total 31+ Delinquent as % Ending Pool Balance	2.52%

Recoveries	210,241.45

Aggregate Net Losses/(Gains) - May 2016	28,490.85

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	0.52%
Second Prior Net Losses Ratio	0.70%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.15%

Flow of Funds	$ Amount

Collections	10,425,120.92
Advances	1,039.51
Investment Earnings on Cash Accounts	2,569.38
Servicing Fee	(141,049.46)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,287,680.35

Distributions of Available Funds
(1) Class A Interest	92,784.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	591,124.97
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	338,950.03
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,287,680.35

Servicing Fee	141,049.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 05/16/16	158,811,218.19
Principal Paid	9,838,094.54
Note Balance @ 06/15/16	148,973,123.65

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-3
Note Balance @ 05/16/16	44,920,218.19
Principal Paid	9,838,094.54
Note Balance @ 06/15/16	35,082,123.65
Note Factor @ 06/15/16	12.9933791%

Class A-4
Note Balance @ 05/16/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	94,934,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	18,957,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	110,635.78
Total Principal Paid	9,838,094.54
Total Paid	9,948,730.32

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	23,957.45
Principal Paid	9,838,094.54
Total Paid to A-3 Holders	9,862,051.99

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1223995
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8841603
Total Distribution Amount	11.0065598

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0887313
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.4373872
Total A-3 Distribution Amount	36.5261185

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	60.09
Noteholders' Principal Distributable Amount	939.91

Account Balances	$ Amount

Advances
Balance as of 04/30/16	31,436.63
Balance as of 05/31/16	32,476.14
Change	1,039.51

Reserve Account
Balance as of 05/16/16	2,311,742.39
Investment Earnings	514.62
Investment Earnings Paid	(514.62)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39